Operating Costs and Expenses	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Operating Costs and Expenses

31.	Operating Costs and Expenses

Consolidated			General and	Other
	Operational	Selling	administrative	operational		Restated	Restated
	costs	expenses	expenses	expenses, net	12.31.2023	12.31.2022	12.31.2021
Non-manageable costs and expenses
Electricity purchased for resale (31.1)	(7,716,190)	-	-	-	(7,716,190)	(8,096,910)	(9,503,743)
Charge of the main distribution and transmission grid	(2,896,710)	-	-	-	(2,896,710)	(2,487,997)	(2,473,700)
Materials and supplies for power electricity	(17,654)	-	-	-	(17,654)	(9,349)	-
	(10,630,554)	-	-	-	(10,630,554)	(10,594,256)	(11,977,443)
Manageable costs and expenses
Personnel and management (31.2)	(1,281,861)	-	(596,471)	-	(1,878,332)	(977,904)	(1,505,968)
Pension and healthcare plans (Note 22.3)	(177,275)	-	(82,884)	-	(260,159)	(260,197)	(243,019)
Materials	(82,419)	-	(20,248)	-	(102,667)	(90,541)	(66,188)
Third-party services (31.3)	(735,766)	(180)	(260,366)	-	(996,312)	(754,551)	(636,616)
Credit losses, provisions and reversals (31.4)	177,693	(109,435)	-	(160,493)	(92,235)	(717,531)	(294,844)
Other operational costs and expenses, net (31.6)	(253,062)	(43,023)	(57,554)	(76,905)	(430,544)	(489,318)	(356,291)
	(2,352,690)	(152,638)	(1,017,523)	(237,398)	(3,760,249)	(3,290,042)	(3,102,926)
Other
Depreciation and amortization	(1,278,464)	-	(60,514)	(43,062)	(1,382,040)	(1,233,097)	(1,017,292)
Construction cost (31.5)	(2,319,720)	-	-	-	(2,319,720)	(2,137,188)	(1,888,622)
Hydrological risk renegotiation - GSF	-	-	-	-	-	-	1,570,543
	(3,598,184)	-	(60,514)	(43,062)	(3,701,760)	(3,370,285)	(1,335,371)
	(16,581,428)	(152,638)	(1,078,037)	(280,460)	(18,092,563)	(17,254,583)	(16,415,740)

31.1 Electricity purchased for resale

Consolidated
	12.31.2023	12.31.2022	12.31.2021
Purchase of Energy in the Regulated Environment - CCEAR	3,658,852	3,538,507	3,872,427
Itaipu Binacional	980,302	1,460,955	1,787,691
Electric Energy Trade Chamber - CCEE	431,303	370,207	1,673,116
Bilateral contracts	1,998,640	2,609,713	2,578,241
Program for incentive to alternative energy sources - Proinfa	370,495	437,461	271,435
Micro and mini generators	1,125,857	675,804	360,371
(-) PIS/Pasep/Cofins taxes on electricity purchased for resale	(849,259)	(995,737)	(1,075,356)
	7,716,190	8,096,910	9,503,743

31.2 Personnel and management

		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Personnel
Salaries and management fees (a)	742,449	625,237	663,667
Social charges on payroll	220,148	207,364	218,043
Meal and education allowance	109,307	95,229	99,567
Voluntary retirement program (31.2.1)	610,057	(9,315)	139,232
	1,681,961	918,515	1,120,509
Management
Salaries and management fees	17,889	15,606	15,332
Social charges on payroll	4,559	3,872	3,832
Other expenses	261	256	254
	22,709	19,734	19,418

Provisions for performance and profit sharing
of employees and administrators	173,662	39,655	366,041

	1,878,332	977,904	1,505,968
(a) In 2023, were recorded R$138,173 referring to vacation benefit indemnity approved by the Collective Bargaining Agreement on January 19, 2023.

31.2.1 Voluntary Dismissal Program - PDV

On August 24, 2023, the Voluntary Dismissal Program - PDV was established. On September 15, 2023, the subscription period ended, with the Company confirming 1,438 adhesions. The total provisioned refers to the amount that will be paid as compensation, plus 40% of the FGTS fine and the amounts of food assistance and the employer's subsidy relating to the monthly health plan fee, which will be paid by Copel for 12 months from the date of dismissal.

31.3	Third party services

Consolidated		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Maintenance of electrical system	430,954	311,553	266,601
Maintenance of facilities	117,981	89,741	97,056
Communication, processing and transmission of data	107,818	91,101	64,273
Consumer service / call center	100,574	83,203	66,733
Consulting and audit (a)	81,904	49,882	35,429
Meter reading and bill delivery	58,734	53,660	52,831
Other services	98,347	75,411	53,693
	996,312	754,551	636,616
(a) The balance includes the amount of R$21,059 relating to the costs of obtaining waiver, in compliance with the covenants (Notes 20.3 and 21.3).

31.4	Credit losses, provisions and reversals

		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Provision for legal claims (a)	157,668	623,742	174,225
Impairment (reversal of impairment) of assets
Power generation concession contract (Note 9.3)	(3,193)	9,061	(2,604)
Property, plant and equipment - generation segment (Note 16.4)	(174,500)	(34,435)	(9,161)
Expected credit losses (reversal of losses) - Trade accounts and Other receivables	109,435	124,068	127,837
Tax credits estimated losses	2,825	(4,905)	4,547
Provision (reversal) for losses on equity interests	-	-	-
	92,235	717,531	294,844
(a) Variation mainly due to the closure of the Arbitral Proceedings (Note 40.1)

31.5	Construction costs

Consolidated		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Materials	1,409,633	1,227,418	1,085,743
Third party services	689,886	694,306	618,400
Personnel	184,246	171,369	155,182
Other	35,955	44,095	29,297
	2,319,720	2,137,188	1,888,622

31.6	Other operating costs and expenses, net

Consolidated		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Financial offset for the use of water resources	152,604	142,270	85,545
Collection charge	43,022	47,923	50,371
Net losses (gains) in the decommissioning and disposal of assets	45,596	35,483	(74)
Leasing and rent	30,528	33,316	19,933
Insurance	48,914	41,505	32,866
Taxes	23,463	59,188	41,268
Fair value of power generation concession assets	-	26,451	-
Aneel inspection fee	18,248	15,683	15,303
Compensation	21,699	14,703	48,679
Donations, contributions, grants, tax incentives (a)	8,808	6,521	37,867
Advertising and publicity
Associação das Emissoras de Radiodifusão do Paraná - AERP	12,727	11,789	11,400
Publicity	9,772	9,835	10,918
Sponsorship	3,530	2,620	897
Talento Olímpico Paranaense - TOP	5,225	4,665	4,750
Other net income, costs and expenses (b)	6,408	37,366	(3,432)
	430,544	489,318	356,291
(a)	The balance includes the Company's social investments in education, culture, health, sports, among others, including incentive donations used as a tax benefit.
(b)	The variation mainly refers to the increase in expense recovery in 2023 compared to 2022.